Expendable Parts and Supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Material for repair and maintenance	$ 88,276	$ 70,929
Other inventories	5,158	4,217
Expendable parts and supplies, gross	93,434	75,146
Allowance for obsolescence	(102)	(368)
Expendable parts and supplies	$ 93,332	$ 74,778